Late payment surcharge from customers (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Late Payment Surcharge From Customers [Abstract]
Schedule of Late payment surcharge from customers

	For the year ended March 31,
	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Late payment surcharge from customers	—	1,134	1,451	17
Total	—	1,134	1,451	17